United States
                       Securities and Exchange Commission
                             Washington, DC 20549
                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year Or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:             Edgemoor Capital Management, Inc.
Address:          1900 M Street, NW
                  Suite 600
                  Washington, DC 20036
13F File Number:  28-11064

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Freeman N. Jelks III
Title:            Compliance Officer
Phone:            202-530-3327
Signature,                 Place,               and Date of Signing:
/s/ Freeman N. Jelks III   Washington DC        February 13, 2007

Report Type (Check only one.):    [X] 13F HOLDINGS REPORT.
                                  [ ] 13F NOTICE.
                                  [ ] 13F COMBINATION REPORT.
List of Other Managers:  None

                             Form 13F Summary Page

Report Summary:
Number of Included Managers:                                   0
Form 13F Information Table Entry Total:                      139
Form 13F Information Table Value Total (in thousands):  $300,685

List of Other Included Managers:  None


FORM 13-F INFORMATION TABLE
EDGEMOOR CAPITAL MANAGEMENT, INC.
December 31, 2006

               COLUMN 1               COLUMN 2 COLUMN 3   COLUMN 4              COLUMN 5       COLUMN 6   COLUMN 7  COLUMN 8
                                                                                                                    VOTING AUTHORITY
                                       TITLE               VALUE    SHRS OR                   INVESTMENT    OTHER
            NAME OF ISSUER             CLASS   CUSIP     (x$1000)   PRN AMT  SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE SHARED NONE

3M                                    COM     88579Y101       5,199   66,720  SH                 SOLE                66,720
Accredited Mortgage Loan REIT         PFD     00438G205         398   15,950  SH                 SOLE                15,950
AES Corp.                             COM     00130H105       2,581  117,090  SH                 SOLE               117,090
AES Trust III                         PFD     00808N202         434    8,810  SH                 SOLE                 8,810
AES Trust VII                         PFD     00103V305         322    6,500  SH                 SOLE                 6,500
Affordable Resident A Pfd.            PFD     008273203       1,864   73,675  SH                 SOLE                73,675
Alltel Corp.                          COM     020039103         210    3,475  SH                 SOLE                 3,475
Altria Group Inc.                     COM     02209s103         288    3,353  SH                 SOLE                 3,353
Amer Electric Power Co., Inc.         COM     025537101       2,813   66,073  SH                 SOLE                66,073
Ameren Corp.                          COM     023608102       1,682   31,300  SH                 SOLE                31,300
American Express Co.                  COM     025816109         329    5,417  SH                 SOLE                 5,417
American Power Conversion Corp.       COM     029066107       1,092   35,700  SH                 SOLE                35,700
Amgen Inc                             COM     031162100       1,160   16,980  SH                 SOLE                16,980
Anheuser Busch Co. Inc                COM     035229103       8,056  163,736  SH                 SOLE               163,736
Apartment Investment & Mgt.           PFD     03748R796         352   13,800  SH                 SOLE                13,800
Apollo Group Inc. Cl A                COM     037604105       2,106   54,046  SH                 SOLE                54,046
Ashford Hospitality Trust, Inc.       PFD     044103208         249    9,700  SH                 SOLE                 9,700
Atmos Energy Corp.                    COM     049560105       1,544   48,383  SH                 SOLE                48,383
Automatic Data Processing             COM     053015103       8,841  179,515  SH                 SOLE               179,515
Avon Products Inc                     COM     054303102       4,020  121,683  SH                 SOLE               121,683
Barclays Bank Plc ADR                 ADR     06738E204       4,979   85,632  SH                 SOLE                85,632
BCE Inc.                              COM     05534B760         746   27,647  SH                 SOLE                27,647
Bellsouth Corp.                       COM     079860102         262    5,562  SH                 SOLE                 5,562
Berkshire Hathaway Inc. Cl A          COM     084670108         440        4  SH                 SOLE                     4
Berkshire Hathaway Inc. Cl B          COM     084670207      14,121    3,852  SH                 SOLE                 3,852
Biogen Idec Inc                       COM     09062X103         323    6,575  SH                 SOLE                 6,575
BP PLC ADR                            ADR     055622104         279    4,160  SH                 SOLE                 4,160
Capitalsource Inc.                    COM     14055X102       3,326  121,792  SH                 SOLE               121,792
Carmax Inc.                           COM     143130102       7,196  134,184  SH                 SOLE               134,184
Cedar Fair LP Dep Uts                 COM     150185106       1,661   59,703  SH                 SOLE                59,703
Chevrontexaco Corp.                   COM     166764100         458    6,229  SH                 SOLE                 6,229
Colonial Properties Trust             PFD     195872601         865   34,145  SH                 SOLE                34,145
Conocophillips                        COM     20825C104       6,719   93,381  SH                 SOLE                93,381
Consol Tomoka Land Fla                COM     210226106         888   12,272  SH                 SOLE                12,272
Corts Tr Provident Fing Tr 1 Pfd      PFD     22080X203         823   30,580  SH                 SOLE                30,580
Corts Unumprovdnt                     COM     22081B200         249    9,500  SH                 SOLE                 9,500
Cross Timbers Royalty Trust           COM     22757R109       1,793   35,425  SH                 SOLE                35,425
Dell Computer Corp.                   COM     24702r101       2,596  103,464  SH                 SOLE               103,464
Deltic Timber Corp.                   COM     247850100         223    4,000  SH                 SOLE                 4,000
Dentsply International, Inc.          COM     249030107       4,756  159,343  SH                 SOLE               159,343
Devon Energy Corp. New                COM     25179M103       6,899  102,853  SH                 SOLE               102,853
Diageo PLC New ADR                    ADR     25243Q205       8,632  108,834  SH                 SOLE               108,834
Discovery Hldg Co. Com Ser A          COM     25468y107         481   29,872  SH                 SOLE                29,872
Dominion Res Inc. Va New              COM     25746U109       2,947   35,153  SH                 SOLE                35,153
Dover Corp.                           COM     260003108         494   10,075  SH                 SOLE                10,075
Duke Energy Corp.                     COM     26441C105       3,315   99,811  SH                 SOLE                99,811
DuPont E I de Nemours & Co.           COM     263534109         214    4,399  SH                 SOLE                 4,399
Ebay Inc.                             COM     278642103       4,085  135,844  SH                 SOLE               135,844
Enbridge Energy Mgmt                  COM     29250X103       1,170   24,119  SH                 SOLE                24,119
Enbridge Energy Ptnrs Lp              COM     29250R106       1,005   20,345  SH                 SOLE                20,345
Endesa SA ADR                         ADR     29258N107       2,493   53,580  SH                 SOLE                53,580
Enel Societa Per Azioni ADR           ADR     29265W108       2,408   46,675  SH                 SOLE                46,675
Energy East Corp.                     COM     29266M109       1,956   78,877  SH                 SOLE                78,877
Energy Transfer Partners              COM     29273R109       1,387   25,642  SH                 SOLE                25,642
Enerplus Res Fd New                   COM     29274D604         561   12,871  SH                 SOLE                12,871
Exelon Corp.                          COM     30161N101         640   10,340  SH                 SOLE                10,340
ExxonMobil Corp.                      COM     30231G102       1,258   16,422  SH                 SOLE                16,422
Fairfax Financial Holdings            COM     303901102       1,732    8,725  SH                 SOLE                 8,725
Fastenal Co.                          COM     311900104       3,352   93,432  SH                 SOLE                93,432
Felcor Lodging Trust Inc. - Pfd. A    PFD     31430F200       1,552   62,115  SH                 SOLE                62,115
Felcor Lodging Trust Inc. - Pfd. C    PFD     31430F507       1,216   48,220  SH                 SOLE                48,220
First Data Corp.                      COM     319963104       3,941  154,416  SH                 SOLE               154,416
Gatx Corp.                            COM     361448103       1,426   32,915  SH                 SOLE                32,915
General Electric Co.                  COM     369604103         729   19,598  SH                 SOLE                19,598
General Mills Inc.                    COM     370334104       3,983   69,143  SH                 SOLE                69,143
Heineken Hldg New Ord                 COM     N39338194         793   19,528  SH                 SOLE                19,528
Hersha Hospitality Trust A Pfd.       PFD     427825203         438   16,700  SH                 SOLE                16,700
Hewlett-Packard Co. De                COM     428236103         296    7,193  SH                 SOLE                 7,193
Highland Hospitality A Pfd.           PFD     430141200         366   14,450  SH                 SOLE                14,450
Home Depot Inc.                       COM     437076102       3,634   90,497  SH                 SOLE                90,497
Hovnanian Enterprises Inc.            COM     442487112       1,092   43,786  SH                 SOLE                43,786
Illinois Tool Works Inc.              COM     452308109       3,471   75,142  SH                 SOLE                75,142
Impac Mtg Hldg                        COM     45254P409         569   24,060  SH                 SOLE                24,060
Innkeepers Usa Trust                  COM     4576J0104         343   22,150  SH                 SOLE                22,150
Intel Corp.                           COM     458140100         696   34,374  SH                 SOLE                34,374
International Game Technology         COM     459902102       5,713  123,657  SH                 SOLE               123,657
Ishares MSCI Emerging Markets Fund    COM     464287234       6,463   56,606  SH                 SOLE                56,606
Ishares MSCI Japan Index Fund         COM     464286848       2,605  183,308  SH                 SOLE               183,308
Johnson & Johnson                     COM     478160104         325    4,928  SH                 SOLE                 4,928
Keycorp Inc.                          COM     493267108         314    8,261  SH                 SOLE                 8,261
Keyspan Corp.                         COM     49337W100       2,272   55,173  SH                 SOLE                55,173
Kinder Morgan Energy Partners Lp      COM     494550106       1,844   38,498  SH                 SOLE                38,498
Kinder Morgan Mgmt.                   COM     49455U100       1,986   43,475  SH                 SOLE                43,475
Kronos Inc.                           COM     501052104         211    5,750  SH                 SOLE                 5,750
Leucadia National Corp.               COM     527288104       4,907  174,005  SH                 SOLE               174,005
Lexington Realty Trust                COM     529043101         629   28,050  SH                 SOLE                28,050
Liberty Global Inc. Com Ser A         COM     530555101         437   14,986  SH                 SOLE                14,986
Liberty Global Inc. Ser C             COM     530555309         416   14,866  SH                 SOLE                14,866
Liberty Media Hldg  Corp. Cap.        COM     53071M302       1,898   19,376  SH                 SOLE                19,376
Liberty Media Hldg  Corp. Interactive COM     53071M104       2,092   96,981  SH                 SOLE                96,981
Liberty Property Trust                COM     531172104       2,469   50,245  SH                 SOLE                50,245
Markel Corp.                          COM     570535104         698    1,454  SH                 SOLE                 1,454
MBNA Capital E                        PFD     55270B201         300   11,410  SH                 SOLE                11,410
Mercantile Bankshares                 COM     587405101         208    4,440  SH                 SOLE                 4,440
Methanex Corp.                        COM     59151K108       1,039   37,951  SH                 SOLE                37,951
MFA Mortgage Investments, Inc.        PFD     55272X201         354   14,100  SH                 SOLE                14,100
Microsoft Corp.                       COM     594918104      10,315  345,457  SH                 SOLE               345,457
Mills Corp. Pfd. B                    PFD     601148208         376   16,135  SH                 SOLE                16,135
Mills Corp. Pfd. E                    PFD     601148406         437   18,960  SH                 SOLE                18,960
ML Depositr Citizens Commun. Certs.   PFD     740434881         239    9,400  SH                 SOLE                 9,400
Nestle S A Reg B ADR                  ADR     641069406       5,468   61,665  SH                 SOLE                61,665
Novartis A G Spon ADR                 ADR     66987V109       3,447   60,009  SH                 SOLE                60,009
Nstar                                 COM     67019E107       1,044   30,396  SH                 SOLE                30,396
Old Republic Intl Corp.               COM     680223104         243   10,436  SH                 SOLE                10,436
Penn West Energy Trust                COM     707885109       2,110   69,042  SH                 SOLE                69,042
Potomac Electric Pwr Co.              COM     713291102       1,071   41,195  SH                 SOLE                41,195
Progress Energy Inc.                  COM     743263105         320    6,511  SH                 SOLE                 6,511
Progressive Corp. Ohio                COM     743315103         968   39,960  SH                 SOLE                39,960
Provident Energy Trust                COM     74386K104         286   26,200  SH                 SOLE                26,200
Rayonier Inc.                         COM     754907103       2,599   63,302  SH                 SOLE                63,302
Royal Dutch Shell PLC ADR - Class A   ADR     780259206         340    4,810  SH                 SOLE                 4,810
Scottish Power PLC ADR                ADR     81013T804       2,213   37,880  SH                 SOLE                37,880
Shimano Inc. Ord                      COM     J72262108         275    9,500  SH                 SOLE                 9,500
Sunstone Hotel Invs Pfd               PFD     867892200         400   15,700  SH                 SOLE                15,700
Sysco Corp.                           COM     871829107       6,468  175,965  SH                 SOLE               175,965
TC Pipelines LP                       COM     87233q108         749   20,811  SH                 SOLE                20,811
Tejon Ranch Co.                       COM     879080109       1,471   26,350  SH                 SOLE                26,350
Telecom Corp. Of New Zealand ADS      ADR     879278208       2,877  106,855  SH                 SOLE               106,855
Teva Pharmaceuticals, Ltd. ADR        ADR     881624209       4,115  132,416  SH                 SOLE               132,416
Tiffany & Co. New                     COM     886547108         445   11,350  SH                 SOLE                11,350
Time Warner                           COM     887317105       4,282  196,581  SH                 SOLE               196,581
Toyota Industries                     COM     J92628106       3,893   84,800  SH                 SOLE                84,800
Transcanada                           COM     89353D107       5,730  163,944  SH                 SOLE               163,944
Tupperware Corp.                      COM     899896104         468   20,700  SH                 SOLE                20,700
Unilever Plc ADR New                  ADR     904767704       5,428  195,102  SH                 SOLE               195,102
United Utilities ADR                  ADR     91311Q105       2,703   87,975  SH                 SOLE                87,975
Unumprovident Corp.                   COM     91529Y106         623   30,002  SH                 SOLE                30,002
Verizon Communications                COM     92343v104       2,800   75,201  SH                 SOLE                75,201
Vodaphone Group ADR - New             ADR     92857W209         936   33,693  SH                 SOLE                33,693
Wachovia Corp.                        COM     929903102         539    9,459  SH                 SOLE                 9,459
Wal-Mart Stores Inc.                  COM     931142103         852   18,457  SH                 SOLE                18,457
Weight Watchers Int'l, Inc.           COM     948626106       5,229   99,549  SH                 SOLE                99,549
Wesco Financial Corp.                 COM     950817106       3,481    7,567  SH                 SOLE                 7,567
Western Resources Inc.                COM     95709T100         691   26,600  SH                 SOLE                26,600
Western Union                         COM     959802109       6,777  302,264  SH                 SOLE               302,264
Winston Hotels                        COM     97563A300         295   11,700  SH                 SOLE                11,700
Xcel Energy Inc.                      COM     98389B100       2,118   91,841  SH                 SOLE                91,841
Xto Energy Co.                        COM     98385X106         319    6,785  SH                 SOLE                 6,785
Zimmer Holdings, Inc.                 COM     98956P102       2,242   28,599  SH                 SOLE                28,599
